Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Schedule of Liabilities that are Measured at Fair Value in the Financial Statements	The following table sets out the Company’s liabilities that are measured at fair value in the financial statements:
	Fair value measurements using input type
	June 30, 2024 (Unaudited)
	Level 1	Level 2	Level 3	Total

Marketable securities	2,991	-	-	2,991

Schedule of IPO and the Warrants were Revaluated According to the Amount Agreed Upon With Bank Mizrahi that the Warrant Will be Settled	As part of the IPO, the SAFE was revaluated according to the quoted price in the prospectus of the IPO and the warrants were revaluated according to the amount agreed upon with Bank Mizrahi that the warrant will be settled.
	Fair value measurements using input type
	December 31, 2023
	Level 1	Level 2	Level 3	Total
SAFE			(409)	(409)
Warrants at fair value	-	-	(165)	(165)

Schedule of Parameters and Using the Black-Scholes Options-Pricing Model	As of December 31, 2023, the Company estimated the value of the warrants with the assistance of an independent external appraiser at $165, in accordance with the following parameters and using the Black-Scholes options-pricing model:
December 31,
2023

Silynxcom share price (USD)	0.04
Exercise price (in USD)	0.159
Expected volatility in Silynxcom’s share price	41%
Expected life of the warrants (in years)	0.01
Risk-free interest	5.24%
Expected dividend yield	-

Schedule of Liabilities that are Measured at Level 3 in the Financial Statements	The following tables describes the change in the Company’s liabilities that are measured at level 3 in the financial statements:
SAFE + Warrants
As of December 31, 2022	(522)
Change in fair value	31
Balance as of June 30, 2023	(491)

Balance as of December 31, 2023	(574)
Change in fair value	(47)
SAFE exercised	456
Warrant exercised	165
Balance as of June 30, 2024	-